Unaudited Interim Condensed Statements of Changes in Equity - USD ($)	Common Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
BALANCE at Jan. 01, 2020	$ 145,139	$ 20,600,871	$ (26,898,262)	$ (18,698)	$ (6,170,950)
BALANCE (in Shares) at Jan. 01, 2020	6,960,000
Debt discount on convertible loans		39,496			39,496
Debt discount on related party loans		30,030			30,030
Net loss			(1,232,216)		(1,232,216)
BALANCE at Jun. 30, 2020	$ 145,139	20,670,397	(28,130,478)	(18,698)	(7,333,640)
BALANCE (in Shares) at Jun. 30, 2020	6,960,000
BALANCE at Jan. 01, 2021	$ 145,139	20,649,882	(29,759,697)	(19,381)	(8,984,057)
BALANCE (in Shares) at Jan. 01, 2021	6,960,000
Issuance of common shares in initial public offering, net	$ 108,347	9,946,310			10,054,657
Issuance of common shares in initial public offering, net (in Shares)	4,819,277
Issuance of warrants		6,742,638			6,742,638
Issuance of common shares to consultant	$ 268	49,732			50,000
Issuance of common shares to consultant (in Shares)	12,048
Warrant exercises	$ 5,975	1,143,556			1,149,531
Warrant exercises (in Shares)	277,000
Defined pension plan adjustments				(160,472)	(160,472)
Net loss			(4,603,342)		(4,603,342)
BALANCE at Jun. 30, 2021	$ 259,729	$ 38,532,118	$ (34,363,039)	$ (179,853)	$ 4,248,955
BALANCE (in Shares) at Jun. 30, 2021	12,068,325